Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (26,579,450)	$ (19,553,135)	$ (13,572,384)
Cash receipts from grant income and government incentives		7,702,775	2,669,806	2,035,997
Cash receipts from license revenue		7,486,444	139,782	2,630,484
Cash receipts from research material sales		327,876	1,064,840	1,005,375
Interest received		229,348	410,630	127,033
Income Tax paid		(37)		(1,676)
Payment for interest on leases		(6,295)
Payment for security deposit			(18,321)	(1,532)
Net cash flows used in operating activities		(10,839,339)	(15,286,398)	(7,776,703)
Cash flows related to investing activities
Payments for plant and equipment		(19,348)	(41,434)	(11,893)
Net cash flows used in investing activities		(19,348)	(41,434)	(11,893)
Cash flows related to financing activities
Proceeds from issue of shares and options	[1]	22,030,556	4,871,250	16,968,200
Proceeds from issue of warrants	[1]		2,457,259	2,755,375
Proceeds from exercising of warrants	[1]		1,457,318
Share issue transaction costs	[1]	(1,474,934)	(536,225)	(825,521)
Principal elements of lease payments	[1]	(77,541)
Transaction costs of warrant issues	[1]		(236,887)	(493,487)
Net cash flows provided by (used in) financing activities		20,478,081	8,012,715	18,404,567
Net (decrease) increase in cash and cash equivalents		9,619,394	(7,315,117)	10,615,971
Effect of exchange rate on cash and cash equivalents		134,671	407,578	622,576
Cash and cash equivalents at the beginning of the year		16,567,982	23,475,521	12,236,974
Cash and cash equivalents at the end of the year		$ 26,322,047	$ 16,567,982	$ 23,475,521

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 15 to the financial statements • Fair value movement of warrant liability disclosed in Note 14 to the financial statements • Exercise of vested performance rights for no cash consideration disclosed in Note 20 to the financial statements